Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.9%

Iowa State School, Cash
Anticipation Program,
2.25% due 1/30/03	$5,000	$5,015,658
Iowa State School, Cash
Anticipation Program,
2.75% due 6/20/03	17,585	17,758,446
Clark County, Nevada,
3.00% due 10/02/02	5,250	5,257,074
Medina, Ohio, City School
District,
6.20% due 12/01/02	2,100	2,166,055
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,148,805
Trenton, New Jersey,
2.60% due 10/18/02	11,619	11,625,559
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,537,102

		56,508,699

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.2%

Arizona School Facilities
Board Revenue,
5.00% due 7/01/03	6,000	6,182,763
Bayonne, New Jersey,
Municipal Utilities
Authority,
2.80% due 5/07/03	13,000	13,034,448
Colorado Health Facilities
Authority Revenue,
4.00% due 9/01/02	5,895	5,895,000
East Brunswick, New Jersey,
2.75% due 1/03/03	20,929	21,004,572
Essex County, New Jersey,
Utilities Authority Water
System,
5.15% due 11/27/02	6,864	6,910,395
Florida State Board of
Education,
4.00% due 6/01/03	4,280	4,354,208
Metropolitan Atlanta Rapid
Transit Authority, Georgia,
Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,241,098
Nevada Housing Division,
AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State Housing and
Community Services
Department Revenue,
AMT,
1.55% due 9/25/03	9,000	9,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Philadelphia, Pennsylvania,
Gas Works Revenue,
6.375% due 7/01/03	$4,120	$4,371,510
Utah County, Utah, Hospital
Revenue,
3.00% due 5/15/03	3,000	3,022,861
Washington State, Public
Power Supply,
5.00% due 7/01/03	8,770	9,008,667

		106,195,522

Bond, Revenue,Tax and Tax and Revenue
Anticipation Notes — 23.4%

Acushnet, Massachusetts,
BANs,
2.50% due 8/15/03	18,193	18,374,238
Arizona School District,
TANs,
2.00% due 7/31/03	10,000	10,054,088
Bedford, Massachusetts,
BANs,
3.00% due 5/02/03	13,000	13,086,525
Bernalillo County, New
Mexico, BANs,
3.00% due 3/15/03	2,500	2,511,163
Carroll County, New
Hampshire,TANs,
2.05% due 12/27/02	5,500	5,506,056
Essex County, New Jersey,
TANs
2.50% due 11/25/02	40,000	40,064,187
Jersey City, New Jersey,
BANs,
2.50% due 1/10/03	9,360	9,379,773
Maine State, BANs,
2.50% due 6/26/03	8,370	8,427,111
Maine State, BANs,
2.25% due 6/30/03	23,000	23,141,038
Maplewood Township,
New Jersey, BANs,
2.75% due 1/22/03	2,800	2,811,873
Merrimack County, New
Hampshire,TANs,
3.00% due 12/27/02	9,900	9,945,849
Missouri State Health and
Educational Facilities
Authority, RANs,
3.25% due 4/18/03	3,500	3,510,672
Montclair, New Jersey,
BANs,
2.40% due 3/07/03	3,684	3,699,043
Moorestown Township,
New Jersey,
BANs,
3.00% due 5/29/03	5,000	5,041,388

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Bond, Revenue,Tax and Tax and
Revenue Anticipation Notes — (cont’d)

Newark, New Jersey,
BANs,
3.40% due 10/01/02	$6,650	$6,655,607
Newark, New Jersey,
BANs,
3.50% due 11/01/02	8,252	8,266,424
Newark, New Jersey,
BANs,
2.50% due 8/01/03	2,752	2,768,052
New Haven, Connecticut,
BANs,
2.25% due 1/30/03	20,500	20,578,578
New Jersey State,
TRANs,
3.00% due 6/12/03	25,000	25,296,969
Ocean City, New Jersey,
BANs,
2.625% due 5/15/03	9,250	9,295,479
Philadelphia, Pennsylvania,
TRANs,
3.00% due 6/30/03	10,000	10,119,779
Portland, Maine,
BANs,
2.25% due 3/05/03	2,500	2,508,160
Saddle Brook Township,
New Jersey,
BANs,
2.60% due 2/07/03	6,306	6,333,987
Salem, Massachusetts,
BANs,
2.25% due 1/16/03	30,000	30,066,462
Trenton, New Jersey,
BANs,
2.70% due 10/18/02	19,460	19,472,774
Waukesha, Wisconsin,
School District,TRANs,
1.85% due 8/21/03	10,000	10,042,993
Weston, Massachusetts,
BANs,
3.00% due 6/12/03	30,214	30,512,094
Winslow Township,
New Jersey,
BANs,
2.33% due 1/31/03	5,967	5,982,925

		343,453,287

Variable Rate Demand Notes* — 64.3%

ABN-Amro Leasetops
Certificates Trust,
due 4/01/05	2,432	2,432,131
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000

Principal
Amount
Issuer	(000’s omitted)	Value

ABN-Amro Munitops
Certificates Trust,
due 12/01/09	$15,000	$15,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/04/07	5,000	5,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alaska State Housing
Finance Corp.,
AMT,
due 6/01/07	22,705	22,705,000
Ascension, Louisiana,
Revenue,
AMT,
due 12/01/27	2,000	2,000,000
California Housing Finance
Agency Revenue,
due 8/01/31	20,645	20,645,000
California Housing Finance
Agency Revenue,
due 2/01/32	1,000	1,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue,
due 4/01/07	2,000	2,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue, AMT,
due 9/01/30	2,000	2,000,000
Chesterfield County,Virginia,
Industrial Development,
due 2/01/03	1,400	1,400,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois, Gas Supply
Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois, Midway
Airport Revenue,
AMT,
due 1/01/29	15,700	15,700,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Chicago, Illinois, O'Hare
International Airport
Revenue,
due 7/01/10	$17,150	$17,150,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/28	32,670	32,670,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/36	10,700	10,700,000
Clarksville, Arkansas,
Industrial Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Davidson County, North
Carolina, Industrial
Development Authority
due 7/01/20	2,140	2,140,000
De Kalb County, Georgia,
Development Authority,
due 8/01/05	1,500	1,500,000
Delaware State Economic
Development Authority,
due 12/01/15	30,880	30,880,000
Director State, Nevada,
Department of Business,
AMT,
due 12/01/26	6,250	6,250,000
District of Columbia,
Revenue,
due 8/15/38	33,700	33,700,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Fulton County, Georgia,
Development Authority
Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development Authority
Revenue,
due 2/01/18	1,900	1,900,000
Georgia Municipal Gas
Authority,
due 1/01/08	26,650	26,650,000
Gulf Breeze, Florida,
Healthcare Facilities,
due 1/1/24	14,000	14,000,000
Gulf Breeze, Florida,
Revenue,
due 3/31/21	1,370	1,370,000
Gwinnett County, Georgia,
Industrial Development
Revenue,
due 3/01/17	235	235,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Gwinnett County, Georgia,
Hospital Authority
Revenue,
due 7/01/32	$10,000	$10,000,000
Harrisburg, Pennsylvania,
Authority Revenue,
1.41% due 3/01/34	155	155,000
Hawkins County,Tennessee,
Industrial Development
Board,
due 10/01/27	1,450	1,450,000
Henrico County,Virginia,
Industrial Development
Authority,
due 8/01/23	180	180,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Illinois Educational Facilities
Authority Revenue,
due 8/15/27	10,950	10,950,000
Illinois Health Facilities
Authority Revenue,
due 8/15/09	8,000	8,000,000
Illinois Health Facilities
Authority Revenue,
due 8/15/26	24,700	24,700,000
Illinois State,
due 11/01/16	10,430	10,430,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority
Revenue,
1.28% due 8/15/24	21,200	21,200,000
Koch Certificates Trust,
due 12/13/02	2,341	2,340,856
Los Angeles, California,
Department of Water
and Revenue,
due 7/01/34	24,600	24,600,000
Lower Neches Valley
Authority,Texas,
Pollution Control Revenue,
1.25% due 2/15/03	7,600	7,600,000
Madison, Wisconsin,
Community
Development Authority,
due 6/01/22	15	15,000
Maine Health and Higher
Educational Facilities,
due 7/01/19	2,715	2,715,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Marshfield, Wisconsin,
Industrial Development
Revenue,
due 12/01/14	$2,500	$2,500,000
Massachusetts State
Health and
Educational Facilities,
due 7/01/27	20,800	20,800,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	67,200	67,200,000
Massachusetts State
Industrial
Finance Agency,
due 11/01/25	1,935	1,935,000
Michigan State,
due 9/15/08	20,000	20,000,000
Minneapolis, Minnesota,
due 12/01/05	1,335	1,335,000
Minnesota State, Housing
Finance Agency,
1.87% due 12/04/02	11,500	11,500,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development
Finance Board
Cultural Facilities
Revenue,
due 12/01/31	5,400	5,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 7/01/18	3,400	3,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 3/01/40	6,000	6,000,000
Moorhead, Minnesota,
Solid Waste Disposal,
AMT,
due 4/01/12	3,000	3,000,000
Morristown,Tennessee,
Industrial Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County, North
Carolina,
due 12/01/14	1,000	1,000,000

Principal
Amount
Issuer	(000’s omitted)	Value

New Hampshire, Health
and Education, Facilities
Authority Revenue,
due 8/01/31	$19,505	$19,505,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey Economic
Development Authority,
2.10% due 11/08/02	10,995	10,995,000
North Carolina, Medical
Care Community
Hospital Revenue,
due 6/01/22	49,150	49,150,000
Orange County, Florida,
Industrial Development
Authority,
due 1/01/11	350	350,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pleasants County, West
Virginia, Pollution Control
Revenue,
due 12/01/20	8,500	8,500,000
Port Arthur,Texas,
due 4/01/27	4,500	4,500,000
Puerto Rico Government
Development Bank,
due 12/1/15	6,900	6,900,000
Red Bay, Alabama, Industrial
Development Board
Revenue,
due 11/01/10	3,400	3,400,000
Rhode Island State Industrial
Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State Industrial
Facilities Corp., AMT,
due 11/01/05	2,120	2,120,000
Roanoke,Virginia, Industrial
Development
Authority Hospital
Revenue,
due 7/01/19	5,000	5,000,000
Roswell, Georgia, Multi-
Family Housing Authority,
due 8/01/27	2,500	2,500,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Saint Charles Parish,
Louisiana, Pollution
Control Revenue,
due 3/01/24	$10,400	$10,400,000
Seattle, Washington, Water
System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee,
Public Building
Authority,
due 6/01/17	1,245	1,245,000
South Carolina Education
Facilities Authority,
due 12/01/22	10,000	10,000,000
South Carolina Jobs
Economic Development
Authority,
due 12/01/31	30,400	30,400,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 2/01/34	14,000	14,000,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 10/01/35	5,500	5,500,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee Housing
Development Agency,
due 7/01/04	5,000	5,000,000
Traill County, North Dakota,
Industrial Development,
due 12/01/11	1,000	1,000,000
Traill County, North Dakota,
Industrial Development,
due 12/11/11	1,000	1,000,000
University Of Connecticut,
Revenue,
due 11/15/25	4,600	4,600,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Utah County, Utah, Hospital
Revenue,
due 5/15/35	4,000	4,000,000
Valdez, Alaska, Marine
Terminal Revenue,
due 8/01/25	4,000	4,000,000

	Principal
	Amount
Issuer	(000’s omitted) Value	Value

Virginia College Building
Authority,
due 9/01/07	$4,990	$4,990,000
Walton County, Georgia,
Industrial Building
Authority,
due 10/01/17	2,300	2,300,000
Washington State Public
Power Supply,
due 1/01/05	6,200	6,200,000
Washington State Public
Power Supply,
due 7/01/07	9,600	9,600,000
Winchester, Kentucky,
Industrial Building,
due 10/01/18	2,400	2,400,000

		941,801,987

Total Investments,
at Amortized Cost	98.8%	$1,447,959,495
Other Assets,
Less Liabilities	1.2	17,415,250

Net Assets	100.0%	$1,465,374,745

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
See notes to financial statements

Tax Free Reserves Portfolio
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,447,959,495
Cash	161,228
Receivable for investments sold	19,989,922
Interest receivable	6,530,414

Total assets	1,474,641,059

Liabilities:
Payable for investments purchased	9,000,000
Management fees payable (Note 2)	173,704
Accrued expenses and other liabilities	92,610

Total liabilities	9,266,314

Net Assets	$1,465,374,745

Represented by:
Paid-in capital for beneficial interests	$1,465,374,745

Tax Free Reserves Portfolio
S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$21,884,299

Expenses
Management fees (Note 2)	$1,835,912
Investment Advisory fees (Note 2)	604,722
Administrative fees (Note 2)	151,181
Custody and fund accounting fees	262,291
Legal fees	53,153
Audit fees	18,971
Trustees’ fees	9,236
Miscellaneous	19,037

Total expenses	2,954,503
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,113,846)
Less: fees paid indirectly (Note 1D)	(10,194)

Net expenses		1,830,463

Net investment income		20,053,836
Net Realized Gain on Investments		207,412

Net Increase in Net Assets Resulting from Operations		$20,261,248

See notes to financial statements

Tax Free Reserves Portfolio
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$20,053,836	$25,817,040
Net realized gain (loss) on investments	207,412	(16,350)

Increase in net assets from operations	20,261,248	25,800,690

Capital Transactions:
Proceeds from contributions	3,891,253,128	2,375,773,926
Value of withdrawals	(3,198,518,736)	(2,324,687,811)

Net increase in net assets from capital transactions	692,734,392	51,086,115

Net Increase in Net Assets	712,995,640	76,886,805

Net Assets:
Beginning of year	752,379,105	675,492,300

End of year	$1,465,374,745	$752,379,105

Tax Free Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’ s omitted)	$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.55%	3.34%	3.63%	2.98%	3.39%

See notes to financial statements

Tax Free Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

Tax Free Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

     On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,835,912, of which $733,349 was voluntarily waived for the period January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,312,336,045 and $7,631,683,572, respectively, for the year ended August 31, 2002.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002, for federal income tax purposes, amounted to $1,447,959,495.

Tax Free Reserves Portfolio
I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Investors of
Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and finan-cial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Tax Free Reserves Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 16 through 20 of this report.

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*
*Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RTF/802